Separation Activities - Additional Information (Detail) (USD $)				1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Jan. 28, 2013 Senior Notes	Jan. 28, 2013 Pfizer Transfer	Jan. 28, 2013 Pfizer Transfer Senior Notes
Debt Instrument [Line Items]
Senior notes transferred to Pfizer					$ 1,000,000,000
Cash transferred to Pfizer				2,500,000,000
Debt, principal amount	3,650,000,000	582,000,000	3,650,000,000		1,000,000,000
Debt, unamortized discount			$ 10,000,000